Offerings	May 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common shares, par value US$0.001 per share
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	5.7975
Maximum Aggregate Offering Price	$ 66,671,250
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,207.3
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional Class A Common Shares as may be issuable as a result of stock splits, stock dividends or similar transactions in respect of the Class A Common Shares being registered hereby.
(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high and low reported prices of the Registrant’s Class A Common Shares on May 13, 2026 as reported on the Nasdaq Global Market.
(4)
Represents the maximum number of Class A Common Shares that may be issuable upon conversion of, or as Repayment Shares in payment of monthly installments under, the Note held by the Selling Shareholder named in this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common shares, par value US$0.001 per share
Amount Registered | shares	850,340
Proposed Maximum Offering Price per Unit	7.82
Maximum Aggregate Offering Price	$ 6,649,658.8
Fee Rate	0.01381%
Amount of Registration Fee	$ 918.32
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional Class A Common Shares as may be issuable as a result of stock splits, stock dividends or similar transactions in respect of the Class A Common Shares being registered hereby.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, as amended, based on the exercise price of the Warrant of $7.82 per Class A Common Share.
(5)
Represents the maximum number of Class A Common Shares that may be issuable upon exercise of the Warrant issued to the Selling Shareholder named in this Registration Statement.